Summary of restricted stock activity under the incentive plan for members of the Board of Directors (Detail) (Restricted Stock Units RSU Member, Director Member, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units RSU Member | Director Member
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	0	0	0
Granted	41,174	30,163	30,590
Vested	(41,174)	(30,163)	(30,590)
Forfeited	0	0	0
Ending Balance	0	0	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	$ 16.37	$ 26.72	$ 29.50
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 16.37	$ 26.72	$ 29.50
Forfeited	$ 0	$ 0	$ 0
Non-vested at end of period	$ 0	$ 0	$ 0